Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Profit (Loss) Attributed to Ordinary Shareholders (Basic)	Profit (loss) attributed to ordinary shareholders (basic)
	2023	2022	2021
	U.S. dollars in thousands
Total comprehensive income (loss) for the year	(1,782)	(1,348)	435

Schedule of Weighted-Average Number of Ordinary Shares (Basic)	Weighted-average number of ordinary shares (basic)
	2023	2022	2021
	Number of shares
Issued ordinary shares at January 1	544,906,149	544,906,149	514,205,799
Issued March 7,2021 due to warrant exercise	-	-	10,634,406
Issued May 4, 2021 due to warrant exercise	-	-	639,508
Issued July 6, 2021 due to warrant exercise	-	-	4,145,205
Issued August 30, 2021 due to warrant exercise	-	-	1,179,452
Issued September 1, 2021 due to warrant exercise	-	-	414,384
Issued October 11, 2021 due to warrant exercise	-	-	776,713

Weighted average number of ordinary shares (basic)	544,906,149	544,906,149	531,995,467

Schedule of Profit (Loss) Attributed to Ordinary Shareholders (Diluted)	Profit (loss) attributed to ordinary shareholders (diluted)
	2023	2022	2021
	U.S. dollars in thousands
Total comprehensive income (loss) for the year (basic)	(1,782)	(1,348)	435
Warrant revaluation income	-	-	(660)
	(1,782)	(1,348)	(225)

Schedule of Weighted-Average Number of Ordinary Shares (Diluted)	Weighted-average number of ordinary shares (diluted)
	2023	2022	2021
	Number of shares
Weighted-average number of ordinary shares (basic)	544,906,149	544,906,149	531,995,467
Effect of warrants	-	-	83,552,979

Weighted average number of ordinary shares (diluted)	544,906,149	544,906,149	615,548,446